Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 17,220	$ 25,204
Plans with PBO in excess of plan assets, Plan Assets	9,694	13,908
Plans with ABO in excess of plan assets, Benefit Obligation	16,979	24,853
Plans with ABO in excess of plan assets, Plan Assets	9,694	13,908
Plans with assets in excess of PBO, Benefit Obligation	35,534	68,075
Plans with assets in excess of PBO, Plan Assets	43,770	77,924
Nonpension Postretirement Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with APBO in excess of plan assets, Benefit Obligation	2,893	4,042
Plans with APBO in excess of plan assets, Plan Assets	32	$ 40
Plans with plan assets in excess of APBO, Benefit Obligation	7
Plans with plan assets in excess of APBO, Plan Assets	$ 7